SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2012
Technology Equipment [Member]
Property, Plant and Equipment, Rate Of Depreciation	33.00%
Office Equipment [Member]
Property, Plant and Equipment, Rate Of Depreciation	25.00%